NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest

The noncontrolling interests are summarized as follows:

	December 31, 2016	December 31, 2015
2degrees	$22,092	$19,059
NuevaTel	48,771	48,885
Salamanca Solutions International LLC	(316)	(370)

Noncontrolling interests	$70,547	$67,574